Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Noninterest-bearing demand	$ 89,114	$ 34,774
Interest-bearing demand	64,984	32,589
Money Market	100,348	35,208
Savings	33,645	25,100
Time under $100	39,543	23,920
Time of $100 or more	71,477	12,333
Total deposits	$ 399,111	$ 163,924